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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7978

ING Mayflower Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International Value Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of July 31, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.7%
		Australia: 1.7%
36,300		BHP Billiton Ltd. ADR	$2,408,142	0.5
209,661		Iluka Resources Ltd.	2,070,569	0.4
35,665		Newcrest Mining Ltd.	872,194	0.2
123,791		Westpac Banking Corp.	3,002,550	0.6
			8,353,455	1.7
		Belgium: 1.2%
122,829		Belgacom S.A.	3,534,045	0.7
112,409		KBC Groep NV	2,347,941	0.5
			5,881,986	1.2
		Brazil: 1.5%
63,592		Banco do Brasil S.A.	672,476	0.1
144,000		Banco Santander Brasil SA ADR	1,098,720	0.2
196,071		Centrais Eletricas Brasileiras SA ADR	1,339,165	0.3
120,170		Petroleo Brasileiro SA ADR	2,286,835	0.5
55,530		Telefonica Brasil SA ADR	1,296,626	0.2
43,608		Tim Participacoes SA ADR	922,309	0.2
			7,616,131	1.5
		Canada: 2.3%
84,900		Barrick Gold Corp.	2,791,512	0.6
177,000		Kinross Gold Corp.	1,470,870	0.3
27,900		Magna International, Inc.	1,116,558	0.2
33,600		National Bank Of Canada	2,502,117	0.5
29,000		Nexen, Inc.	736,600	0.1
90,500		Suncor Energy, Inc.	2,763,870	0.6
			11,381,527	2.3
		China: 1.5%
279,000		China Mobile Ltd.	3,255,659	0.6
816,000		China Overseas Land & Investment Ltd.	1,916,714	0.4
3,182,000		Huaneng Power International, Inc.	2,298,086	0.5
190,000		Sino-Forest Corp.	—	—
			7,470,459	1.5
		Finland: 0.5%
405,293		Stora Enso OYJ (Euro Denominated Security)	2,307,192	0.5
		France: 8.9%
22,042		Air Liquide	2,465,105	0.5
54,360		BNP Paribas	2,008,051	0.4
156,569		Carrefour S.A.	2,801,616	0.6
277,335		France Telecom S.A.	3,713,840	0.7
171,600		Gaz de France	3,829,288	0.8
332,128		Natixis	827,724	0.2
56,332		Renault S.A.	2,456,789	0.5
146,175		Sanofi-Aventis	11,926,113	2.4
43,100		Schneider Electric S.A.	2,430,102	0.5
75,813		Societe Generale	1,668,729	0.3
12,555		Technip S.A.	1,317,963	0.3
177,319		Total S.A.	8,170,235	1.7
			43,615,555	8.9
		Germany: 6.1%
31,673		BASF AG	2,312,285	0.5
28,327		Bayer AG	2,151,518	0.4
8,470		DaimlerChrysler AG	422,023	0.1
52,070		Deutsche Bank AG	1,580,886	0.3
183,857		Deutsche Post AG	3,300,849	0.7
459,289		Deutsche Telekom AG	5,177,111	1.0
131,436		E.ON AG	2,797,232	0.6
40,496		Hannover Rueckversicheru - Reg	2,419,814	0.5
37,434		SAP AG	2,375,681	0.5
88,148		Siemens AG	7,469,610	1.5
			30,007,009	6.1
		Hong Kong: 2.2%
565,200		AIA Group Ltd.	1,974,702	0.4
6,582,000	@, X	Chaoda Modern Agriculture Holdings Ltd.	394,920	0.1
597,000	@	Dynam Japan Holdings Co Ltd	1,088,662	0.2
521,300		Esprit Holdings Ltd.	628,139	0.1
321,500		Power Assets Holdings Ltd.	2,522,999	0.5
445,000		Wharf Holdings Ltd.	2,562,566	0.5
542,000		Yue Yuen Industrial Holdings	1,636,386	0.4
			10,808,374	2.2
		Israel: 0.6%
238,958		Israel Chemicals Ltd.	2,828,851	0.6
		Italy: 4.3%
588,579		Enel S.p.A.	1,680,850	0.3
337,618		ENI S.p.A.	6,961,803	1.4
277,734		Fiat Industrial SpA	2,721,070	0.6
1,939,890		Intesa Sanpaolo S.p.A.	2,452,154	0.5
123,300		Intesa Sanpaolo SpA	123,289	0.0
2,861,139		Telecom Italia S.p.A.	2,329,047	0.5
6,946,821		Telecom Italia S.p.A. RNC	4,836,355	1.0
			21,104,568	4.3
		Japan: 22.8%
52,900		Astellas Pharma, Inc.	2,513,049	0.5
101,500		Canon, Inc.	3,389,407	0.7
705,590		Sumitomo Mitsui Trust Holdings, Inc.	2,015,328	0.4
379,600		Dai Nippon Printing Co., Ltd.	2,885,174	0.6
127,036		Daiichi Sankyo Co., Ltd.	2,090,612	0.4
258,800		Fuji Photo Film Co., Ltd.	4,622,224	0.9
241,000		Hachijuni Bank Ltd.	1,278,734	0.3
751,888		Hitachi Ltd.	4,432,714	0.9
126,000		Honda Motor Co., Ltd.	4,005,579	0.8
141,600		Hoya Corp.	3,140,808	0.6
292		Inpex Holdings, Inc.	1,622,458	0.3
172,900		Japan Tobacco, Inc.	5,431,582	1.1

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of July 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
96,000		JGC Corp.	$2,934,048	0.6
50,300		Kao Corp.	1,359,433	0.3
97,300		Komatsu Ltd.	2,158,528	0.4
84,300		Mabuchi Motor Co., Ltd.	3,269,182	0.7
49,500		Makita Corp.	1,654,048	0.3
391,500		Mitsubishi UFJ Financial Group, Inc.	1,898,399	0.4
158,800		Mitsui Sumitomo Insurance Group Holdings, Inc.	2,568,194	0.5
14,200		Nintendo Co., Ltd.	1,579,620	0.3
87,700		Nippon Telegraph & Telephone Corp.	4,070,990	0.8
410,400		Nissan Motor Co., Ltd.	3,858,670	0.8
83,000		NKSJ Holdings, Inc.	1,582,102	0.3
2,196		NTT DoCoMo, Inc.	3,670,779	0.8
164,200		Omron Corp.	3,269,611	0.7
31,600		Ono Pharmaceutical Co., Ltd.	1,994,734	0.4
20,690		ORIX Corp.	1,955,979	0.4
52,400		Rohm Co., Ltd.	1,880,716	0.4
36,900		Sankyo Co., Ltd.	1,828,974	0.4
45,600		Secom Co., Ltd.	2,109,659	0.4
76,600		Sega Sammy Holdings, Inc.	1,632,265	0.3
221,600		Seven & I Holdings Co., Ltd.	7,013,335	1.4
147,200		Shiseido Co., Ltd.	2,106,686	0.4
83,000		Sony Corp.	1,009,272	0.2
194,600		Sumitomo Mitsui Financial Group, Inc.	6,128,209	1.3
12,400		Taisho Pharmaceutical Holdings Co. Ltd.	989,405	0.2
31,200		TDK Corp.	1,183,374	0.2
267,500		Tokio Marine Holdings, Inc.	6,129,005	1.3
62,300		Tokyo Electron Ltd.	2,892,879	0.6
59,100		Toyota Motor Corp.	2,259,796	0.5
			112,415,561	22.8
		Mexico: 0.7%
85,900		America Movil SAB de CV ADR	2,292,671	0.5
133,244	@	Cemex SAB de CV ADR	927,378	0.2
			3,220,049	0.7
		Netherlands: 7.9%
491,915		Aegon NV	2,232,997	0.5
39,345		Akzo Nobel NV	2,123,627	0.4
65,709		European Aeronautic Defence and Space Co. NV	2,357,903	0.5
320,912		Koninklijke Ahold NV	3,906,247	0.8
221,472		Royal Dutch Shell PLC - Class A	7,526,230	1.5
100,506		Royal Dutch Shell PLC - Class B	3,535,553	0.7
212,164		Koninklijke Philips Electronics NV	4,665,980	0.9
235,377		Unilever NV	8,171,812	1.7
253,352		Wolters Kluwer NV	4,208,480	0.9
			38,728,829	7.9
		Norway: 0.6%
127,516		Statoil ASA	3,030,620	0.6
		Portugal: 0.6%
954,027		Energias de Portugal S.A.	2,174,769	0.4
225,276		Portugal Telecom SGPS S.A.	955,541	0.2
			3,130,310	0.6
		Russia: 0.4%
35,900		Lukoil OAO ADR	2,028,350	0.4
		Singapore: 1.7%
327,000		Oversea-Chinese Banking Corp.	2,500,988	0.5
961,100		Singapore Telecommunications Ltd.	2,757,957	0.6
183,500		United Overseas Bank Ltd.	2,939,568	0.6
			8,198,513	1.7
		South Africa: 0.6%
161,957		Gold Fields Ltd.	2,078,704	0.4
72,300		Impala Platinum Holdings Ltd.	1,133,094	0.2
			3,211,798	0.6
		South Korea: 1.5%
46,310	@	Korea Electric Power Corp.	1,034,546	0.2
227,300		KT Corp. ADR	3,239,025	0.7
6,047		Posco	1,931,386	0.4
8,985		SK Telecom Co., Ltd.	1,141,769	0.2
			7,346,726	1.5
		Spain: 1.0%
366,236		Banco Popular Espanol S.A.	687,216	0.1
338,985		Indra Sistemas S.A.	2,998,561	0.6
118,438		Telefonica S.A.	1,343,477	0.3
			5,029,254	1.0
		Sweden: 2.0%
735,773		Telefonaktiebolaget LM Ericsson	6,832,264	1.4
178,529		Swedbank AB	3,103,025	0.6
			9,935,289	2.0
		Switzerland: 5.6%
58,221		Nestle S.A.	3,576,878	0.7
121,272		Novartis AG	7,120,977	1.5
36,702		Roche Holding AG - Genusschein	6,499,029	1.3
316,700		STMicroelectronics NV	1,699,095	0.4
113,606	@	Swiss Re Ltd.	7,111,574	1.4

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of July 31, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Switzerland: (continued)
149,300	@	UBS AG - Reg	$1,570,639	0.3
			27,578,192	5.6
		United Kingdom: 19.4%
126,530		AstraZeneca PLC	5,909,177	1.2
684,412		BAE Systems PLC	3,303,144	0.7
1,620,191		Barclays PLC	4,219,609	0.9
163,482		BHP Billiton PLC	4,766,925	1.0
873,081		BP PLC	5,797,165	1.2
62,900		BP PLC ADR	2,509,710	0.5
171,622		CRH PLC	3,114,767	0.6
46,200	@	Ensco PLC	2,510,046	0.5
372,262		GlaxoSmithKline PLC	8,565,608	1.7
2,397,620		Home Retail Group	2,905,969	0.6
646,296		HSBC Holdings PLC	5,399,196	1.1
56,873		Imperial Tobacco Group PLC	2,206,930	0.4
1,482,234		ITV PLC	1,749,032	0.4
270,300		J Sainsbury PLC	1,367,021	0.3
337,500		Kingfisher PLC	1,407,603	0.3
1,240,240		Legal & General Group PLC	2,468,731	0.5
7,380,737	@	Lloyds TSB Group PLC	3,500,649	0.7
404,551		Marks & Spencer Group PLC	2,110,738	0.4
310,529		Prudential PLC	3,695,221	0.7
79,165		Rio Tinto PLC	3,645,676	0.7
58,300		Signet Jewelers Ltd.	2,560,536	0.5
141,718		Standard Chartered PLC	3,244,210	0.7
1,235,618		Tesco PLC	6,152,102	1.2
2,703,892		Vodafone Group PLC	7,738,315	1.6
515,231		WM Morrison Supermarkets PLC	2,236,979	0.5
205,433		WPP PLC	2,597,526	0.5
			95,682,585	19.4
		United States: 2.1%
101,000		Coca-Cola Enterprises, Inc.	2,961,320	0.6
65,700		Newmont Mining Corp.	2,921,679	0.6
62,000	@	Rowan Companies PLC	2,178,060	0.5
64,434	@	TE Connectivity Ltd.	2,126,966	0.4
			10,188,025	2.1
		Total Common Stock
		(Cost $553,383,135)	481,099,208	97.7
SHORT-TERM INVESTMENTS: 1.7%
		Mutual Funds: 1.7%
8,328,136		Black Rock Liquidity Funds, TempFund, Institutional Class
		(Cost $8,328,136)	8,328,136	1.7
		Total Short-Term Investments
		(Cost $8,328,136)	8,328,136	1.7
		Total Investments in Securities (Cost $561,711,271)	$489,427,344	99.4
		Assets in Excess of Other Liabilities	3,052,351	0.6
		Net Assets	$492,479,695	100.0

	@	Non-income producing security
	ADR	American Depositary Receipt
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

		Cost for federal income tax purposes is $571,787,164.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$34,847,523
		Gross Unrealized Depreciation	(117,207,343)
		Net Unrealized Depreciation	$(82,359,820)

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of July 31, 2012 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	8.1%
Consumer Staples	10.1
Energy	10.8
Financials	18.9
Health Care	10.0
Industrials	8.4
Information Technology	8.6
Materials	8.6
Telecommunication Services	10.6
Utilities	3.6
Short-Term Investments	1.7
Assets in Excess of Other Liabilities	0.6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of July 31, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2012
Asset Table
Investments, at fair value
Common Stock
Australia	$2,408,142	$5,945,313	$—	$8,353,455
Belgium	—	5,881,986	—	5,881,986
Brazil	7,616,131	—	—	7,616,131
Canada	11,381,527	—	—	11,381,527
China	—	7,470,459	—	7,470,459
Finland	—	2,307,192	—	2,307,192
France	—	43,615,555	—	43,615,555
Germany	—	30,007,009	—	30,007,009
Hong Kong	—	10,413,454	394,920	10,808,374
Israel	—	2,828,851	—	2,828,851
Italy	—	21,104,568	—	21,104,568
Japan	—	112,415,561	—	112,415,561
Mexico	3,220,049	—	—	3,220,049
Netherlands	—	38,728,829	—	38,728,829
Norway	—	3,030,620	—	3,030,620
Portugal	—	3,130,310	—	3,130,310
Russia	2,028,350	—	—	2,028,350
Singapore	—	8,198,513	—	8,198,513
South Africa	—	3,211,798	—	3,211,798
South Korea	3,239,025	4,107,701	—	7,346,726
Spain	—	5,029,254	—	5,029,254
Sweden	—	9,935,289	—	9,935,289
Switzerland	—	27,578,192	—	27,578,192
United Kingdom	7,580,292	88,102,293	—	95,682,585
United States	10,188,025	—	—	10,188,025
Total Common Stock	47,661,541	433,042,747	394,920	481,099,208
Short-Term Investments	8,328,136	—	—	8,328,136
Total Investments, at fair value	$55,989,677	$433,042,747	$394,920	$489,427,344

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the period ended July 31, 2012.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended July 31, 2012:

	Beginning Balance on 10/31/2011	Purchases	Sales	Accrued Discounts/(Premiums)	Total Realized Gain (Loss)	Total Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers Out of Level 3	Ending Balance on 7/31/2012
Asset Table
Investments, at value
Common Stock	$829,594	$—	$—	$—	$—	$(434,674)	$—	$—	$394,920
Total Investments, at value	$829,594	$—	$—	$—	$—	$(434,674)	$—	$—	$394,920

As of July 31, 2012, total change in unrealized gain (loss) on Level3 securities still held at period end and included in the change in net assets was $(304,049).

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mayflower Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	September 25, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 25, 2012